Loan Receivables	12 Months Ended
Mar. 31, 2024
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 8 - LOAN RECEIVABLES

	As of	As of
	March 31, 2024	March 31, 2023
	USD	USD

Loan receivables	-	1,528,918
Allowance for uncollectible loan receivables	-	-
Loan receivables, net	-	1,528,918
Loan receivables – current	-	1,528,918
Loan receivables – non-current	-	-

In March 2023, the Company lent a total of US$1.5 million (RMB10.5 million) to two third party companies. The loan term for each loan was one year with an annual interest of 2%. In July 2023, the Company received the total loan principle and all accrued interests from the two third party companies.